Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location.

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2013	$6,703	$157	$6,860
2012	7,335	151	7,486
2011	7,728	202	7,930

Long-lived assets:
2013	$19,260	$1,240	$20,500
2012	16,940	880	17,820
2011	12,041	583	12,624

Reconciliation of segment revenues and segment profit (loss) [Table Text Block]
The following table reflects the reconciliation of Segment revenues and Segment profit (loss) to Total revenues and Operating income (loss) as reported in the Consolidated Statement of Income and Other financial information related to Long-lived assets.

	Williams Partners	Williams NGL & Petchem Services	Access Midstream Partners	Other	Eliminations	Total
	(Millions)
2013
Segment revenues:
Service revenues
External	$2,914	$—	$—	$25	$—	$2,939
Internal	—	—	—	11	(11)	—
Total service revenues	2,914	—	—	36	(11)	2,939
Product sales
External	3,921	—	—	—	—	3,921
Internal	—	—	—	—	—	—
Total product sales	3,921	—	—	—	—	3,921
Total revenues	$6,835	$—	$—	$36	$(11)	$6,860
Segment profit (loss)	$1,677	$(32)	$61	$(5)		$1,701
Less:
Equity earnings (losses)	104	—	30	—		134
Income (loss) from investments	(3)	—	31	—		28
Segment operating income (loss)	$1,576	$(32)	$—	$(5)		1,539
General corporate expenses						(164)
Operating income (loss)						$1,375

Other financial information:
Additions to long-lived assets	$3,409	$295	$—	$27	$—	$3,731
Depreciation and amortization	791	—	—	24	—	815

2012
Segment revenues:
Service revenues
External	$2,714	$—	$—	$15	$—	$2,729
Internal	—	—	—	12	(12)	—
Total service revenues	2,714	—	—	27	(12)	2,729
Product sales
External	4,757	—	—	—	—	4,757
Internal	—	—	—	—	—	—
Total product sales	4,757	—	—	—	—	4,757
Total revenues	$7,471	$—	$—	$27	$(12)	$7,486
Segment profit (loss)	$1,907	$(3)	$—	$56		$1,960
Less:
Equity earnings (losses)	111	—	—	—		111
Income (loss) from investments	(4)	—	—	53		49
Segment operating income (loss)	$1,800	$(3)	$—	$3		1,800
General corporate expenses						(188)
Operating income (loss)						$1,612

Other financial information:
Additions to long-lived assets	$5,851	$136	$—	$31	$—	$6,018
Depreciation and amortization	734	—	—	22	—	756

	Williams Partners	Williams NGL & Petchem Services	Access Midstream Partners	Other	Eliminations	Total
	(Millions)
2011
Segment revenues:
Service revenues
External	$2,518	$—	$—	$14	$—	$2,532
Internal	—	—	—	11	(11)	—
Total service revenues	2,518	—	—	25	(11)	2,532
Product sales
External	5,398	—	—	—	—	5,398
Internal	—	—	—	—	—	—
Total product sales	5,398	—	—	—	—	5,398
Total revenues	$7,916	$—	$—	$25	$(11)	$7,930
Segment profit (loss)	$2,174	$18	$—	$24		$2,216
Less:
Equity earnings (losses)	142	—	—	13		155
Income (loss) from investments	(4)	—	—	11		7
Segment operating income (loss)	$2,036	$18	$—	$—		2,054
General corporate expenses						(187)
Operating income (loss)						$1,867

Other financial information:
Additions to long-lived assets	$1,484	$—	$—	$46	$—	$1,530
Depreciation and amortization	637	—	—	24	—	661

Total assets and equity method investments by reporting segment [Table Text Block]
The following table reflects Total assets and Equity method investments by reportable segments:

	Total Assets		Equity Method Investments
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	(Millions)
Williams Partners	$23,571	$20,678	$2,187	$1,800
Williams NGL & Petchem Services	486	146	12	—
Access Midstream Partners	2,161	2,187	2,161	2,187
Other	1,359	1,787	—	—
Eliminations	(435)	(471)	—	—
Total	$27,142	$24,327	$4,360	$3,987